Shareholders' Equity	12 Months Ended
Dec. 31, 2013
Shareholders' Equity [Abstract]
SHAREHOLDERS' EQUITY

14. SHAREHOLDERS' EQUITY

Preferred Stock issued and outstanding

In 2008, Huntington issued 569,000 shares of 8.50% Series A Non-Cumulative Perpetual Convertible Preferred Stock (Series A Preferred Stock) with a liquidation preference of $1,000 per share. Each share of the Series A Preferred Stock is non-voting and may be converted at any time, at the option of the holder, into 83.668 shares of common stock of Huntington, which represents an approximate initial conversion price of $11.95 per share of common stock. Since April 15, 2013, at the option of Huntington, the Series A Preferred Stock is subject to mandatory conversion into Huntington's common stock at the prevailing conversion rate, if the closing price of Huntington's common stock exceeds 130% of the conversion price for 20 trading days during any 30 consecutive trading day period.

In 2011, Huntington issued $35.5 million par value Floating Rate Series B Non-Cumulative Perpetual Preferred Stock with a liquidation preference of $1,000 per share (the Series B Preferred Stock) and, in certain cases, an additional amount of cash consideration, in exchange for $35.5 million of (1) Huntington Capital I Floating Rate Capital Securities, (2) Huntington Capital II Floating Rate Capital Securities, (3) Sky Financial Capital Trust III Floating Rate Capital Securities and (4) Sky Financial Capital Trust IV Floating Rate Capital Securities.

As part of the exchange offer, Huntington issued depositary shares. Each depositary share represents a 1/40th ownership interest in a share of the Series B Preferred Stock. Each holder of a depositary share will be entitled, in proportion to the applicable fraction of a share of Series B Preferred Stock and all the related rights and preferences. Huntington will pay dividends on the Series B Preferred Stock at a floating rate equal to three-month LIBOR plus a spread of 2.70%. The preferred stock was recorded at the par amount of $35.5 million, with the difference between par amount of the shares and their fair value of $23.8 million recorded as a discount.

Repurchase of Outstanding TARP Capital and Warrant to Repurchase Common Stock

In 2008, Huntington received $1.4 billion of equity capital by issuing to the Treasury 1.4 million shares of TARP Capital and a ten-year warrant to purchase up to 23.6 million shares of Huntington's common stock, par value $0.01 per share, at an exercise price of $8.90 per share. As approved by the Federal Reserve Board, the Treasury, and our other banking regulators, on December 22, 2010, Huntington repurchased all 1.4 million shares of our TARP Capital held by the Treasury totaling $1.4 billion. Huntington used the net proceeds from the issuance of common stock and subordinated debt, as well as other funds, to redeem the TARP Capital. On January 19, 2011, Huntington repurchased the warrant originally issued to the Treasury for a purchase price of $49.1 million.

Share Repurchase Program

On March 14, 2013, Huntington announced that the Federal Reserve did not object to Huntington's proposed capital actions included in Huntington's capital plan submitted to the Federal Reserve in January 2013. These actions included an increase in the quarterly dividend per common share to $0.05, starting in the second quarter of 2013 and potential repurchase of up to $227 million of common stock through the first quarter of 2014. Huntington's board of directors authorized a share repurchase program consistent with Huntington's capital plan. This program replaced the previously authorized share repurchase program authorized by Huntington's board of directors in 2012. During 2013, Huntington repurchased a total of 16.7 million shares of common stock, at a weighted average share price of $7.46. During 2012, Huntington repurchased a total of 23.3 million shares of common stock, at a weighted average share price of $6.36.

Huntington has the ability to repurchase up to $136 million of additional shares of common stock through the first quarter of 2014. We intend to continue disciplined repurchase activity consistent with our annual capital plan, our capital return objectives, and market conditions.